CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 1,611,026	$ 1,597,655
Bank deposits with original maturity over three months	724,736	110,616
Restricted cash	317,118	1,447,034
Accounts receivable, net (Note 3)	271,627	253,665
Amounts due from affiliated companies (Note 23(a))	1,175	1,079
Deferred tax assets (Note 16)	19	532
Income tax receivable	62	15
Inventories	33,074	23,111
Prepaid expenses and other current assets	61,324	69,254
Total current assets	3,020,161	3,502,961
PROPERTY AND EQUIPMENT, NET (Note 5)	5,760,229	4,696,391
GAMING SUBCONCESSION, NET (Note 6)	370,557	427,794
INTANGIBLE ASSETS (Note 7)	4,220	4,220
GOODWILL (Note 7)	81,915	81,915
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Note 8)	192,012	290,647
RESTRICTED CASH	0	369,549
DEFERRED TAX ASSETS (Note 16)	83	115
LAND USE RIGHTS, NET (Note 9)	833,132	887,188
TOTAL ASSETS	10,262,309	10,260,780
CURRENT LIABILITIES
Accounts payable	15,588	14,428
Accrued expenses and other current liabilities (Note 10)	1,056,850	1,005,720
Income tax payable	3,487	6,621
Capital lease obligations, due within one year (Note 12)	29,792	23,512
Current portion of long-term debt, net (Note 11)	102,836	261,097
Amounts due to affiliated companies (Note 23(b))	2,464	3,626
Total current liabilities	1,211,017	1,315,004
LONG-TERM DEBT, NET (Note 11)	3,712,396	3,469,901
OTHER LONG-TERM LIABILITIES (Note 13)	80,962	93,441
DEFERRED TAX LIABILITIES (Note 16)	55,598	58,949
CAPITAL LEASE OBLIGATIONS, DUE AFTER ONE YEAR (Note 12)	270,477	278,027
LAND USE RIGHTS PAYABLE (Note 22(c))	0	3,788
COMMITMENTS AND CONTINGENCIES (Note 22)
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 shares as of December 31, 2015 and 2014 and issued - 1,630,924,523 and 1,633,701,920 shares as of December 31, 2015 and 2014, respectively (Note 15))	16,309	16,337
Treasury shares, at cost (12,935,230 and 17,684,386 shares as of December 31, 2015 and 2014, respectively (Note 15))	(275)	(33,167)
Additional paid-in capital	3,075,459	3,092,943
Accumulated other comprehensive losses	(21,934)	(17,149)
Retained earnings	1,270,074	1,227,177
Total Melco Crown Entertainment Limited shareholders' equity	4,339,633	4,286,141
Noncontrolling interests	592,226	755,529
Total equity	4,931,859	5,041,670
TOTAL LIABILITIES AND EQUITY	$ 10,262,309	$ 10,260,780